Equity (Details) € / shares in Units, $ / shares in Units, € in Thousands, $ in Millions			6 Months Ended
	Apr. 18, 2022 EUR (€) shares	Apr. 18, 2022 USD ($) $ / shares shares	Jun. 30, 2023 EUR (€) € / shares shares	Jun. 30, 2022 EUR (€)	Dec. 31, 2022 EUR (€) € / shares shares
Issued capital | €			€ 1,493		€ 1,493
Number of shares outstanding | shares			149,339,335		149,339,335
Par value | € / shares			€ 0.01		€ 0.01
Net proceeds from issue of common shares | €			€ 0	€ 95,907
Public offering
Number of shares issued | shares	25,875,000	25,875,000
Net proceeds from issue of common shares	€ 89,800	$ 97.1
Share price | $ / shares		$ 4.00
Underwriting commissions, legal and consulting expenses	€ 6,000	$ 6.5